Equity	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Equity

Note 12 – Equity

Ordinary shares

The Company adopted a dual-class share structure. Each Class A ordinary share is entitled to one vote per share and each Class B ordinary share is entitled to twenty votes per share. Each Class B ordinary share can be converted into one Class A ordinary share at any time, while Class A ordinary shares cannot be converted into Class B ordinary shares.

The Company completed the initial public offering (“IPO”) in 2020 with new issuance of totaling 642,145 (19,264,337 before the Reverse Stock Split) Class A ordinary shares at a price of US$156.9 (US$5.23 before the Reverse Stock Split) per share. Net proceeds raised by the Company from the IPO amounted to approximately US$92 million after deducting underwriting discounts and commissions and other offering expenses. The Company received all the net proceeds on July 2, 2020.

The Company commenced an additional offering with new issuance of totaling 266,666 (8,000,000 before the Reverse Stock Split) units at a price of US$157.5 (US$5.25 before the Reverse Stock Split) per unit in November 2020 (the “November 2020 Offering”), intending to raise US$42 million funding prior to deducting underwriting discounts and commissions and other offering expenses. Each unit consists of one share of Class A ordinary shares and one warrant to purchase one-half of a Class A ordinary share. As of December 31, 2020, the Company completed the offering of 153,333 (4,600,000 before the Reverse Stock Split) units in relation to the November 2020 Offering and received net proceeds of approximately US$23 million. The units issued consisting of an aggregate of 153,333 (4,600,000 before the Reverse Stock Split) shares of Class A ordinary shares and 153,333 (4,600,000 before the Reverse Stock Split) warrant which can be exercised for 76,667 (2,300,000 before the Reverse Stock Split) shares of Class A ordinary shares. In January 2021, the Company completed the November 2020 Offering by selling another 113,333 (3,400,000 before the Reverse Stock Split) units for net proceeds of approximately US$17 million. The units issued consisting of an aggregate of 113,333 (3,400,000 before the Reverse Stock Split) shares of Class A ordinary shares and 113,333 (3,400,000 before the Reverse Stock Split) warrant which can be exercised for 56,667 (1,700,000 before the Reverse Stock Split) shares of Class A ordinary shares.

In February 2021, the Company launched another offering for an aggregate of 640,000 (19,200,000 before the Reverse Stock Split) units at US$150 (US$5 before the Reverse Stock Split) per unit (the “February 2021 Offering”). Each unit offered in the February 2021 Offering consists of one Class A ordinary share and one warrant to purchase one-half of one Class A ordinary share. The warrants are immediately exercisable and expire on the fifth anniversary of the original issuance date. The exercise price of each two warrants is US$157.5 (US$5.25 before the Reverse Stock Split). The warrants may be exercised only for a whole number of shares and the Company does not issue fractional shares upon exercise of the warrants. The Company completed the February 2021 Offering by selling 640,000 (19,200,000 before the Reverse Stock Split) units and received net proceeds of approximately US$90 million. The units issued consisting of an aggregate of 640,000 (19,200,000 before the Reverse Stock Split) shares of Class A ordinary shares and 640,000 (19,200,000 before the Reverse Stock Split) warrant which can be exercised for 320,000 (9,600,000 before the Reverse Stock Split) shares of Class A ordinary shares.

The Company also entered into inducement agreements with certain investors (the “Holders”) in February 2021 to induce them to exercise the warrants issued to them in connection with the November 2020 Offering and the February 2021 Offering for all 453,333 (13,600,000 before the Reverse Stock Split) Class A ordinary shares available for exercise thereunder (the “Warrant Inducement Offering”). The Holders exercised these warrants, in full, and were issued 453,333 (13,600,000 before the Reverse Stock Split) Class A ordinary shares as a result of such exercises, with the Company receiving aggregate net proceeds of approximately US$68 million after deducting sales commissions payable to the warrant solicitation agents and related expenses. Additionally, as consideration for their exercise of such warrants, the Company issued to the Holders the new warrants, which are exercisable, anytime within five (5) years from the date on which they became exercisable, at an exercise price of US$331.8 (US$11.06 before the Reverse Stock Split) per share, for an aggregate of up to the 453,333 (13,600,000 before the Reverse Stock Split) Class A ordinary shares.

In March 2021, the Company launched another offering for an aggregate of 466,667 (14,000,000 before the Reverse Stock Split) units at US$183 (US$6.1 before the Reverse Stock Split) per unit (the “March 2021 Offering”). Each unit offered in the March 2021 Offering consists of one Class A ordinary share and one warrant to purchase one-half of one Class A ordinary share. The warrants are immediately exercisable and expire on the fifth anniversary of the original issuance date. The exercise price of each two warrants is US$197.7 (US$6.59 before the Reverse Stock Split). The warrants may be exercised only for a whole number of shares and the Company does not issue fractional shares upon exercise of the warrants. The Company completed the March 2021 Offering by selling 466,667 (14,000,000 before the Reverse Stock Split) units and received net proceeds of approximately US$80 million. The units issued consisting of an aggregate of 466,667 (14,000,000 before the Reverse Stock Split) shares of Class A ordinary shares and 466,667 (14,000,000 before the Reverse Stock Split) warrant which can be exercised for 233,333 (7,000,000 before the Reverse Stock Split) shares of Class A ordinary shares.

On November 20, 2022, the Company effected a 1-for-30 reverse stock split of Ordinary Shares (the “Reverse Stock Split”), pursuant to which every 30 issued and unissued Class A ordinary shares and Class B ordinary shares of the Company of HK$0.001 each (the “Existing Shares”) be consolidated into one share of HK$0.03 each (each a “Consolidated Share”) in accordance with an ordinary resolution passed at an extraordinary general meeting of the Company held on November 20, 2022.

During the years ended December 31, 2024 and 2023, the Company issued nil and 264,727 (1,241,000 before the Reverse Stock Split) Class A ordinary shares to Tiger Brokers (Singapore) Ptd. Ltd. (the “ESOP platform”) which were reserved for future issuance of the Company’s Class A ordinary shares upon the vesting of RSAs granted under the 2020 Plan. As of December 31, 2024 and 2023, 263,322 (725,000 before the Reverse Stock Split) of such shares were considered issued but not outstanding.

Warrants

The following table sets forth the Company’s warrant activities for the years ended December 31, 2024, 2023 and 2022:

	Number of shares Issuable*	Weight-average exercise price*
Outstanding and exercisable at January 1, 2022	686,667	$286.2
Granted	-	-
Exercised	-	-
Balance at December 31, 2022	686,667	286.2
Outstanding and exercisable at December 31, 2022	686,667	286.2
Granted	-	-
Exercised	-	-
Balance at December 31, 2023	686,667	286.2
Outstanding and exercisable at December 31, 2023	686,667	286.2
Granted	-	-
Exercised	-	-
Balance at December 31, 2024	686,667	286.2
Outstanding and exercisable at December 31, 2024	686,667	286.2

*	Retrospectively adjusted for the effect of the Reverse Stock Split effected on November 20, 2022.

The intrinsic value of these warrants was approximately nil and nil as of December 31, 2024, and 2023, respectively.